Item 1. Report to Shareholders

T. Rowe Price Tax-Free Income Fund
--------------------------------------------------------------------------------
August 31, 2004

Certified Semiannual Report

This report is certified under the Sarbanes-Oxley Act of 2002, which requires that public companies, including mutual funds, affirm that the information provided in their annual and semiannual shareholder reports fully and fairly represents their financial position.

T. Rowe Price Tax-Free Income Fund
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Certified Semiannual Report

Performance Comparison
--------------------------------------------------------------------------------

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

[Graphic Omitted]

TAX-FREE INCOME FUND
--------------------------------------------------------------------------------

As of 8/31/04
Tax-Free Income Fund   $18,182
Lipper General Municipal Debt Funds Average   $17,207
Lehman Brothers Muni Bond Index   $18,871

                                       Lipper General
                   Lehman Brothers     Municipal Debt       Tax-Free
                   Muni Bond Index     Funds Average      Income Fund

8/94                  $10,000            $10,000           $10,000

8/95                   10,887             10,742            10,810

8/96                   11,457             11,264            11,400

8/97                   12,516             12,289            12,423

8/98                   13,599             13,328            13,525

8/99                   13,667             13,104            13,370

8/00                   14,592             13,754            14,183

8/01                   16,080             15,098            15,695

8/02                   17,083             15,765            16,485

8/03                   17,619             16,120            16,994

8/04                   18,871             17,207            18,182

Note: Performance for the Advisor Class will vary due to the differing fee structure. See returns table below.

Average Annual Compound Total Return
--------------------------------------------------------------------------------

                                                              Since  Inception
Periods Ended 8/31/04        1 Year   5 Years   10 Years  Inception       Date

Tax-Free Income Fund          6.99%     6.34%      6.16%        --          --

Lipper General Municipal
Debt Funds Average            6.44      5.54       5.56         --          --

Tax-Free Income Fund--
Advisor Class                 6.53        --         --       3.67%    9/30/02

Lipper General Municipal
Debt Funds Average            6.44        --         --       3.31          --

Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares. Past performance cannot guarantee future results.

T. Rowe Price Tax-Free Income Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)

Fund Profile
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Portfolio Characteristics
--------------------------------------------------------------------------------

Periods Ended                                            8/31/03      8/31/04
--------------------------------------------------------------------------------
Tax-Free Income Fund Share Price                        $  9.79     $   10.03

Dividends Per Share (12 Months)                            0.46          0.43

30-Day Standardized Yield to Maturity                      3.66%         3.39%

Tax-Free Income Fund--Advisor Class Share Price         $  9.80     $   10.03

Dividends Per Share (12 Months)                              --          0.40

30-Day Standardized Yield to Maturity                      3.43%         3.07%

Weighted Average Maturity (years)                         14.1          14.3

Weighted Average Effective Duration (years)                6.4           5.4

Note: Yields will vary and are not guaranteed.

--------------------------------------------------------------------------------

Portfolio Diversification
--------------------------------------------------------------------------------

                                                   Percent of      Percent of
                                                   Net Assets      Net Assets
Periods Ended                                         8/31/03         8/31/04
--------------------------------------------------------------------------------
Hospital Revenue                                        13.6%           13.6%

Electric Revenue                                        13.8            11.1

Prerefunded Bonds                                       10.8             9.9

Dedicated Tax Revenue                                    8.7             9.4

Lease Revenue                                            4.1             8.9

General Obligation -- Local                              6.6             7.8

Water and Sewer Revenue                                  7.0             6.5

Escrowed to Maturity                                     6.7             5.9

General Obligation -- State                              5.7             5.6

Educational Revenue                                      5.7             4.8

Housing Finance Revenue                                  4.3             3.6

Industrial and Pollution Control Revenue                 3.7             3.3

Air and Sea Transportation Revenue                       2.6             2.5

Ground Transportation Revenue                            2.2             2.2

Life Care/Nursing Home Revenue                           2.2             2.0

All Other Sectors                                        1.9             2.3

Other Assets Less Liabilities                            0.4             0.6
--------------------------------------------------------------------------------
Total                                                  100.0%          100.0%

--------------------------------------------------------------------------------

Quality Diversification
--------------------------------------------------------------------------------

                                                   Percent of      Percent of
                                                   Net Assets      Net Assets
Periods Ended                                         8/31/03         8/31/04
--------------------------------------------------------------------------------
AAA                                                     55.0%           49.7%

AA                                                      22.1            22.0

A                                                        9.7            15.4

BBB                                                      8.3             7.7

BB and Below                                             1.9             2.8

Not Rated                                                3.0             2.4
--------------------------------------------------------------------------------
Total                                                  100.0%          100.0%

Source: Standard & Poor's; if Standard & Poor's does not rate a security, then Moody's Investors Service is used as a secondary source.

T. Rowe Price Tax-Free Income Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)

Fund Expense Example
--------------------------------------------------------------------------------

As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs such as redemption fees or sales loads and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.

Please note that the fund has two share classes: The original share class ("investor class") charges no distribution and service (12b-1) fee. Advisor Class shares are offered only through brokers and other financial intermediaries and charge a 0.25% 12b-1 fee. Each share class is presented separately in the table.

Actual Expenses
The first line of the following table ("Actual") provides information about actual account values and expenses based on the fund's actual returns. You may use the information in this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information on the second line of the table ("Hypothetical") is based on hypothetical account values and expenses derived from the fund's actual expense ratio and an assumed 5% per year rate of return before expenses (not the fund's actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Note: T. Rowe Price charges an annual small-account maintenance fee of $10, generally for accounts with less than $2,000 ($500 for UGMA/UTMA). The fee is waived for any investor whose T. Rowe Price mutual fund accounts total $25,000 or more, accounts employing automatic investing, and IRAs and other retirement plan accounts that utilize a prototype plan sponsored by T. Rowe Price (although a separate custodial or administrative fee may apply to such accounts). This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.

--------------------------------------------------------------------------------

T. Rowe Price Tax-Free Income Fund
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                              Beginning           Ending        Expenses Paid
                          Account Value    Account Value       During Period*
                                 3/1/04          8/31/04    3/1/04 to 8/31/04
--------------------------------------------------------------------------------
Investor Class

Actual                        $1,000.00        $1,003.90                 $2.71

Hypothetical (assumes 5%
return before expenses)       $1,000.00        $1,022.50                 $2.73
--------------------------------------------------------------------------------
Advisor Class

Actual                        $1,000.00        $1,002.40                 $4.22

Hypothetical (assumes 5%
return before expenses)       $1,000.00        $1,020.99                 $4.26
--------------------------------------------------------------------------------
  * Expenses are equal to the fund's annualized expense ratio for the six-month period (0.54%), multiplied by the average account value over the period, multiplied by the number derived by dividing the number of days in most recent fiscal half-year (184) by days in the year (365) to reflect the half-year period. Annualized expense ratio of the Advisor Class was (0.84%).

T. Rowe Price Tax-Free Income Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)

Financial Highlights             For a share outstanding throughout each period
--------------------------------------------------------------------------------

Investor Class
                    6 Months      Year
                       Ended     Ended
                     8/31/04   2/29/04   2/28/03   2/28/02   2/28/01   2/29/00
NET ASSET VALUE

Beginning of
period             $   10.21  $  10.05  $   9.81  $   9.72  $   9.10  $   9.94

Investment
activities

  Net investment
  income (loss)         0.24      0.44      0.47      0.48      0.49      0.49

  Net realized
  and unrealized
  gain (loss)          (0.20)     0.16      0.24      0.09      0.62     (0.83)

  Total from
  investment
  activities            0.04      0.60      0.71      0.57      1.11     (0.34)

Distributions

  Net investment
  income               (0.22)    (0.44)    (0.47)    (0.48)    (0.49)    (0.49)

  Net realized gain       --        --        --        --        --     (0.01)

  Total
  distributions        (0.22)    (0.44)    (0.47)    (0.48)    (0.49)    (0.50)

NET ASSET VALUE

End of period      $   10.03  $  10.21  $  10.05  $   9.81  $   9.72  $   9.10
                   -----------------------------------------------------------

Ratios/Supplemental
Data

Total return^          0.39%     6.17%     7.42%     5.99%     12.55%   (3.42%)

Ratio of total
expenses to
average net assets     0.54%!    0.54%     0.55%     0.54%      0.54%    0.55%

Ratio of net
investment
income (loss)
to average
net assets            4.32%!     4.47%     4.78%     4.95%      5.25%    5.24%

Portfolio turnover
rate                  34.3%!     26.9%     24.4%     28.2%      28.6%    44.3%

Net assets,
end of period
(in millions)     $   1,444   $  1,509  $  1,501  $  1,442   $  1,403  $ 1,311


   ^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions

   ! Annualized

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Tax-Free Income Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)

Financial Highlights             For a share outstanding throughout each period
--------------------------------------------------------------------------------

Advisor Class
                                     6 Months             Year         9/30/02
                                        Ended            Ended         Through
                                      8/31/04          2/29/04         2/28/03
NET ASSET VALUE
Beginning of period                 $   10.21        $   10.05       $  10.13

Investment activities
  Net investment income                  0.22             0.41           0.18*

  Net realized and
  unrealized gain (loss)                (0.20)            0.16          (0.08)**

Total from
investment activities                    0.02             0.57           0.10

Distributions
  Net investment income                 (0.20)           (0.41)         (0.18)

NET ASSET VALUE
End of period                       $   10.03        $   10.21      $   10.05
                                    ------------------------------------------

Ratios/Supplemental Data

Total return^                           0.24%            5.82%          1.02%*

Ratio of  total expenses to
average net assets                     0.84%!            0.86%         0.90%*!

Ratio of net investment
income (loss) to average
net assets                             4.00%!            4.10%         4.48%*!

Portfolio turnover rate                34.3%!            26.9%           24.4%

Net assets, end of period
(in thousands)                      $ 298,233        $     165      $      147


  ** The amount presented is calculated pursuant to a methodology prescribed by the Securities and Exchange Commission for a share outstanding throughout the period. This amount is inconsistent with the fund's aggregate gains and losses because of the timing of sales and redemptions of fund shares in relation to fluctuating market values for the investment portfolio.

   ^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.

   * Excludes expenses in excess of a 0.90% contractual expense limitation in effect through 6/30/06.

   ! Annualized

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Tax-Free Income Fund
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Certified Semiannual Report (Unaudited)                         August 31, 2004

Portfolio of Investments (1)                                $ Par         Value
--------------------------------------------------------------------------------
(Amounts in 000s)

ALABAMA  1.9%

Alabama, GO, 5.00%, 9/1/16                                 5,810          6,267

Alabama Water Pollution Control Auth.
6.75%, 8/15/17 (Prerefunded 8/15/05!) (AMBAC Insured)      2,685          2,819

Baldwin County Eastern Shore Hosp. Auth.
      Thomas Hosp.
           5.75%, 4/1/27                                     880            838

           6.75%, 4/1/21                                   1,450          1,493

Camden Ind. Dev. Board, IDRB
Weyerhaeuser, 6.125%, 12/1/24                              2,500          2,672

Jefferson County, Sewer, 1.45%, 2/1/42 (FGIC Insured)     10,000         10,000

Phoenix IDB, PCR, MeadWestvaco, 6.10%, 5/15/30             3,750          3,918

Tuscaloosa County Board of Ed., VRDN (Currently 1.32%)     5,330          5,330

Total Alabama (Cost  $32,677)                                            33,337


ALASKA  0.6%

Alaska HFC, Single Family
           5.30%, 12/1/17                                  2,760          2,869

           5.85%, 12/1/14 (MBIA Insured)                   1,705          1,766

           5.875%, 12/1/24 (MBIA Insured)                  5,510          5,679

Total Alaska (Cost  $9,687)                                              10,314


ARIZONA  0.8%

Arizona School Fac. Board, 5.50%, 7/1/18                   5,000          5,632

Maricopa County PCR, 1.875%, 5/1/29 (Tender 3/1/05)        3,000          2,997

Salt River Agricultural Improvement & Power,
5.00%, 1/1/08                                              2,250          2,441

Scottsdale IDA, Healthcare, 5.80%, 12/1/31                 2,000          2,049

Yavapai County IDA, Regional Medical Center
6.00%, 8/1/33                                              1,100          1,124

Total Arizona (Cost  $13,568)                                            14,243


ARKANSAS  0.4%

Little Rock Health Fac. Board, Baptist Health,
6.85%, 11/1/08                                             2,495          2,857

North Little Rock, 6.50%, 7/1/15 (MBIA Insured)            4,000          4,885

Total Arkansas (Cost  $6,479)                                             7,742


CALIFORNIA  12.7%

Anaheim PFA, 5.00%, 10/1/34 (MBIA Insured)                 3,380          3,429

California, Economic Recovery
           5.00%, 7/1/23 (Tender 7/1/07)                   4,000          4,322

           5.00%, 7/1/23 (Tender 7/1/08)                   5,500          6,016

California, GO
           5.00%, 2/1/10                                   5,520          6,053

           5.00%, 2/1/33                                   3,750          3,775

           5.125%, 6/1/31                                 10,540         10,704

           5.25%, 4/1/29                                   5,000          5,171

           5.25%, 4/1/34                                   5,500          5,670

           5.50%, 11/1/33                                  7,500          7,931

           5.65%, 6/1/30                                   2,500          2,686

California CDA
      Community Hosp. of Monterey Peninsula
      5.25%, 6/1/23 (FSA Insured)                          2,000          2,121

      Kaiser Permanente, 2.30%, 4/1/34 (Tender 5/1/07)     7,500          7,489

      Sutter Health, 5.625%, 8/15/42                       3,850          3,986

California Dept. of Water Resources
      Central Valley Project, 5.00%,12/1/13(FGIC Insured)  8,000          8,830

      Power Supply
           5.375%, 5/1/21                                  2,000          2,144

           5.75%, 5/1/17                                   3,000          3,381

California Public Works Board
      Dept. of Corrections, 5.25%, 6/1/28                 14,810         15,179

      Mental Health, 5.50%, 6/1/23                         3,000          3,183

Capistrano Unified School Dist. No. 90-2, 5.875%, 9/1/23   1,415          1,457

Folsom, Community Fac. Dist. No. 10, 5.875%, 9/1/28        3,000          3,018

Foothill/Eastern Transportation Corridor Agency
           Zero Coupon, 1/1/15 (Escrowed to Maturity)      5,000          3,247

           Zero Coupon, 1/1/17 (Escrowed to Maturity)     18,000         10,473

Golden State Tobacco Securitization Corp.
      Tobacco Settlement
           5.50%, 6/1/33                                   7,500          7,703

           5.625%, 6/1/38                                  8,500          8,793

Los Angeles, GO, 6.00%, 9/1/14
(Prerefunded 9/1/04!) (MBIA Insured)                       5,000          5,100

Los Angeles County, Marina Del Rey, COP, 6.50%, 7/1/08     2,680          2,737

Los Angeles Dept. of Water & Power
           5.00%, 7/1/23 (MBIA Insured)                    5,000          5,210

           5.00%, 7/1/43 (FGIC Insured)                   12,170         12,237

Los Angeles Harbor, 7.60%, 10/1/18 (Escrowed to Maturity)  3,440          4,363

Orange County, 10.12%, 7/1/19 (MBIA Insured)               3,000          3,512

Palm Springs Fin. Auth., 5.50%, 11/1/29 (MBIA Insured)     3,100          3,376

San Diego Unified School Dist.
5.50%, 7/1/25 (MBIA Insured)                               4,745          5,403

San Francisco Public Utility,5.00%, 11/1/27 (FSA Insured)  8,000          8,149

San Jose Airport, 5.00%, 3/1/28 (MBIA Insured)             3,500          3,558

Southern California Public Power Auth., 6.75%, 7/1/11      4,050          4,827

Union Elementary School Dist., GO
           Zero Coupon, 9/1/12 (FGIC Insured)              2,945          2,166

           Zero Coupon, 9/1/13 (FGIC Insured)              3,520          2,447

Univ. of California Regents
           5.125%, 5/15/15 (AMBAC Insured)                 6,900          7,615

           5.125%, 5/15/17 (AMBAC Insured)                10,000         10,912

West Hollywood Community Dev.
East Side Redev., 5.625%, 9/1/28                           2,015          2,045

Total California (Cost  $207,201)                                       220,418


COLORADO  0.5%

Arapahoe County, Zero Coupon
8/31/26 (Prerefunded 8/31/05!)                             5,500          1,131

Colorado HFA
      Adventist Health, 6.50%, 11/15/31                    2,500          2,727

      Catholic Health Initiatives, VRDN (Currently 1.36%)  2,955          2,955

      Covenant Retirement Communities, 6.125%, 12/1/33     2,000          2,049

Total Colorado (Cost  $8,455)                                             8,862


CONNECTICUT  0.8%

Connecticut, 7.125%, 6/1/10                                7,350          8,830

Mohegan Tribe Indians
           5.25%, 1/1/33                                   3,000          2,936

           6.00%, 1/1/16                                   2,250          2,444

Total Connecticut (Cost  $12,482)                                        14,210


DISTRICT OF COLUMBIA  2.5%

District of Columbia
           5.25%, 6/1/27 (Prerefunded 6/1/08!)
           (MBIA Insured)                                  1,330          1,477

           6.00%, 6/1/14 (Escrowed to Maturity)
           (MBIA Insured)                                  2,305          2,760

District of Columbia, GO
           5.125%, 6/1/17 (AMBAC Insured)                 12,720         13,778

           5.25%, 6/1/27 (MBIA Insured)                    8,645          8,948

           6.00%, 6/1/14 (MBIA Insured)                    4,400          5,208

           6.00%, 6/1/15 (MBIA Insured)                    1,550          1,849

           6.00%, 6/1/17 (MBIA Insured)                    4,250          5,087

District of Columbia Tobacco Corp., 5.25%, 5/15/09         5,000          5,010

Total District of Columbia (Cost  $40,444)                               44,117


FLORIDA  2.8%

Coral Gables HFA, Baptist Health
5.25%, 8/15/24 (FSA Insured)                               5,000          5,335

Dade County, Zero Coupon, 2/1/09 (MBIA Insured)           12,185         10,323

Florida Board of Ed.
      GO, 5.00%, 6/1/05                                    1,425          1,462

      Lottery, 5.50%, 7/1/14 (AMBAC Insured)               5,470          6,236

Highlands County HFA
      Adventist Health System/Sunbelt
           VRDN (Currently 1.32%)                          1,400          1,400

           5.875%, 11/15/29                                7,000          7,420

           6.00%, 11/15/31                                 2,750          2,932

Jacksonville HFA
    Genesis Rehabilitation Hosp., VRDN (Currently 1.37%)   1,400          1,400

    Mayo Foundation, TECP, 1.10%, 9/2/04                   6,500          6,500

Orange County HFA, Westminster Community Care
6.75%, 4/1/34                                              2,500          2,148

Port St. Lucie Utility
           Zero Coupon, 9/1/16 (Prerefunded 9/1/06!)
           (FGIC Insured)                                  5,000          2,705

           Zero Coupon, 9/1/26 (Prerefunded 9/1/06!)
           (FGIC Insured)                                  5,000          1,420

Total Florida (Cost  $47,261)                                            49,281


GEORGIA  4.9%

Atlanta Airport, 5.25%, 1/1/33 (FSA Insured)               5,000          5,250

Atlanta Water & Sewer, VRDN (Currently 1.35%)
(FSA Insured)                                              2,100          2,100

Chatham County Hosp. Auth.
      Memorial Univ. Medical Center
           5.75%, 1/1/29                                   3,500          3,641

           6.125%, 1/1/24                                  4,000          4,256

Coweta County Residential Care Fac. for the Elderly
      Wesley Woods of Newnan-Peachtree City
           8.20%, 10/1/16                                  1,350          1,404

           8.25%, 10/1/26                                  1,800          1,873

Forsyth County School Dist., GO, 5.75%, 2/1/18
(Prerefunded 2/1/10!)                                      2,800          3,179

Fulton-DeKalb Hosp. Auth., Grady Memorial Hosp.
           6.80%, 1/1/07 (Escrowed to Maturity)
           (AMBAC Insured)                                 5,530          6,137

           6.80%, 1/1/08 (Escrowed to Maturity)
           (AMBAC Insured)                                 5,905          6,751

           6.85%, 1/1/09 (Escrowed to Maturity)
           (AMBAC Insured)                                 6,310          7,400

           6.85%, 1/1/10 (Escrowed to Maturity)
           (AMBAC Insured)                                 6,745          8,062

Georgia Private Colleges & Univ. Auth.
Emory Univ., 5.50%, 11/1/24                                6,225          6,716

Gwinnett County School Dist., GO, 6.40%, 2/1/11            1,905          2,273

Municipal Electric Auth. of Georgia
           5.50%, 1/1/20                                   3,000          3,391

           5.70%, 1/1/19 (FGIC Insured)                    5,100          5,953

           6.40%, 1/1/07 (AMBAC Insured)                   6,655          7,318

           6.40%, 1/1/07 (Escrowed to Maturity)
           (AMBAC Insured)                                   845            930

           7.25%, 1/1/24 (AMBAC Insured)                   6,500          8,791

Total Georgia (Cost  $75,539)                                            85,425


HAWAII  0.5%

Hawaii Airport, 5.75%, 7/1/21 (FGIC Insured)               4,000          4,474

Hawaii Dept. of Budget & Fin., Hawaii Pacific Health
B&F Kapiolani, 6.25%, 7/1/21                               4,000          4,150

Total Hawaii (Cost  $7,820)                                               8,624


IDAHO  0.2%

Nez Perce County IDRB, PCR, Potlatch, 7.00%, 12/1/14       2,600          2,794

Total Idaho (Cost  $2,600)                                                2,794


ILLINOIS  5.6%

Chicago, 6.75%, 1/1/35 (Prerefunded 7/1/10!)

(FGIC Insured)                                             5,000          6,062

Chicago, GO
           5.50%, 1/1/14 (FSA Insured)                     5,000          5,700

           5.50%, 1/1/18 (AMBAC Insured)                   3,880          4,464

Chicago Board of Ed., GO, 1.375%, 3/1/14                   3,525          3,525

Chicago O'Hare Int'l. Airport, United Airlines,
6.30%, 5/1/16 *                                            3,555           658

Chicago Wastewater, VRDN (Currently 1.11%)
(MBIA Insured)                                            10,000         10,000

Illinois
           5.50%, 6/15/16                                  2,000          2,236

           6.125%, 6/15/16                                 2,000          2,302

Illinois, GO, 5.25%, 4/1/06                                7,000          7,382

Illinois EFA, Northwestern Univ., 5.25%, 11/1/32
(Tender 11/1/14)                                           4,000          4,425

Illinois Fin. Auth., Northwestern Memorial Hosp.
5.50%, 8/15/43                                             5,000          5,118

Illinois HFA
      Central Dupage Health, VRDN (Currently 1.46%)        5,000          5,000

      Glen Oaks Medical Center, 7.00%, 11/15/19
      (Escrowed to Maturity)                               3,300          3,598

Illinois Unemployment Insurance Fund
5.00%, 12/15/06 (FSA Insured)                             15,000         16,000

Metropolitan Pier & Expo Auth.
Zero Coupon, 6/15/18 (FGIC Insured)                       14,160          7,502

Regional Transportation Auth.
           6.70%, 11/1/21 (FGIC Insured)                   5,000          6,387

           7.75%, 6/1/19 (FGIC Insured)                    5,350          7,272

Total Illinois (Cost  $92,988)                                           97,631


INDIANA  1.1%

Goshen, Greencroft Obligated Group, 5.75%, 8/15/19         3,000          2,950

Indiana HFFA, Clarian Health Partners, 5.50%, 2/15/16      6,705          7,026

Indiana Office Building Commission, 5.50%, 7/1/20
(Prerefunded 7/1/05!) (AMBAC Insured)                      4,500          4,739

Indiana Transportation Fin. Auth., 5.375%, 12/1/25         4,000          4,254

Total Indiana (Cost  $17,580)                                            18,969


IOWA  0.6%

Iowa Fin. Auth.
      Single Family, 5.70%, 1/1/27                         3,015          3,087

      Wesley Retirement Services
      6.25%, 2/1/12 (Prerefunded 8/1/05!)                  2,400          2,519

Scott County, Ridgecrest Village, 7.25%, 11/15/26          4,000          4,110

Total Iowa (Cost  $9,173)                                                 9,716


KANSAS  0.9%

Burlington, PCR, Gas & Electric, 5.30%, 6/1/31
(MBIA Insured)                                            15,000         15,759

Total Kansas (Cost  $15,127)                                             15,759


KENTUCKY  0.0%

Breckinridge County, Kentucky Assoc.
of Counties Leasing Trust
VRDN (Currently 1.35%)                                       130            130

Total Kentucky (Cost  $130)                                                 130


LOUISIANA  0.5%

Calcasieu Parish, PCR, Entergy, 5.45%, 7/1/10              1,750          1,789

Sabine River Auth., PCR, Intl. Paper, 6.20%, 2/1/25        2,500          2,633

West Feliciana Parish, PCR, Entergy
5.65%, 9/1/28 (Tender 9/1/04)                              5,000          5,000

Total Louisiana (Cost  $9,250)                                            9,422

MAINE  0.1%

Maine Housing Auth., Single Family
6.10%, 11/15/15 (AMBAC Insured)                            1,120          1,120

Total Maine (Cost  $1,120)                                                1,120


MARYLAND  2.8%

Baltimore City, Convention Center
6.00%, 9/1/17 (Prerefunded 9/1/04!) (FGIC Insured)         1,750          1,750

Baltimore County, Quail Ridge Apartments
VRDN (Currently 1.38%)                                     4,450          4,450

Maryland CDA, Single Family, 5.95%, 4/1/16                 5,000          5,228

Maryland HHEFA
      Beth Tfiloh Dahan Community School, VRDN
      (Currently 1.33%)                                    3,300          3,300

      Johns Hopkins Hosp., Zero Coupon, 7/1/19             7,675          3,749

      Mercy Ridge Retirement Community, 6.00%, 4/1/35      2,535          2,567

      Sheppard & Enoch Pratt Foundation
      1.45%, 7/1/28 (RAA Insured)                          9,500          9,500

      Univ. of Maryland Medical System
      7.00%, 7/1/22 (FGIC Insured)                         1,500          1,959

Maryland National Capital Park & Planning Commission, GO
Prince Georges County, 1.40%, 5/1/22                       6,425          6,425

Prince George's County Hosp., Dimensions Health
5.30%, 7/1/24                                              6,685          5,127

Univ. of Maryland, Auxiliary Fac. & Tuition
5.75%, 4/1/17 (Prerefunded 4/1/06!)                        5,000          5,365

Total Maryland (Cost  $47,839)                                           49,420


MASSACHUSETTS  4.4%

Massachusetts
           5.25%, 8/1/16 (Prerefunded 8/1/13!)            10,000         11,271

           5.75%, 1/1/32 (FGIC Insured)                    6,000          6,648

Massachusetts, GO, VRDN (Currently 1.35%)                    100            100

Massachusets Bay Transportation Auth., 5.25%, 7/1/30       8,150          8,565

Massachusetts Bay Transportation Auth., GO
           7.00%, 3/1/14                                   3,150          3,921

           7.00%, 3/1/21                                   6,200          7,954

Massachusetts HEFA, Harvard Univ.
      Harvard Univ.
           6.00%, 7/1/35 (Prerefunded 7/1/10!)             3,500          4,108

           6.25%, 4/1/20                                   5,000          6,242

      Partners Healthcare, 5.75%, 7/1/32                   4,400          4,665

Massachusetts Housing Fin. Agency, Single Family
6.30%, 12/1/14                                             1,795          1,856

Massachusetts Port Auth., 5.75%, 7/1/29                    5,000          5,417

Massachusetts Water Pollution Abatement Trust
           5.25%, 8/1/20                                   3,750          4,103

           5.75%, 8/1/29                                   5,000          5,523

           6.00%, 8/1/19                                   5,000          6,058

Total Massachusetts (Cost  $67,759)                                      76,431


MICHIGAN  1.1%

Cornell Township Economic Dev., PCR
MeadWestvaco, 5.875%, 5/1/18                               2,000          2,080

Michigan Building Auth., 5.50%, 10/15/19                   5,000          5,602

Michigan Hosp. Fin. Auth.
      Ascension Health, 5.25%, 11/15/26                    3,570          3,672

      Trinity Health, 6.00%, 12/1/20                       1,500          1,658

Michigan Strategic Fund
      Detroit Edison, IDRB, PCR, 5.45%, 9/1/29             5,000          5,129

      Ford Motor, 7.10%, 2/1/06                            1,180          1,254

Total Michigan (Cost  $18,366)                                           19,395


MINNESOTA  0.6%

Minneapolis & St. Paul Metropolitan Airport Commission
5.25%, 1/1/32 (FGIC Insured)                              10,000         10,375

Total Minnesota (Cost  $9,745)                                           10,375


MISSISSIPPI  0.5%

Mississippi Business Fin., PCR, Entergy Corp.,
5.90%, 5/1/22                                              7,000          7,069

Warren County, PCR, Entergy, 7.00%, 4/1/22                 1,500          1,526

Total Mississippi (Cost  $8,433)                                          8,595

MISSOURI  0.2%

Good Shepherd Nursing Home Dist., 5.90%, 8/15/23           2,000          1,773

Missouri HEFA, Washington Univ., VRDN (Currently 1.34%)    2,000          2,000

Total Missouri (Cost  $4,000)                                             3,773


NEBRASKA  0.2%

Omaha Public Power Dist., 6.20%, 2/1/17
(Escrowed to Maturity)                                     3,000          3,611

Total Nebraska (Cost  $2,991)                                             3,611


NEVADA  1.9%

Clark County, Fuel Tax, 5.125%, 7/1/16 (AMBAC Insured)    10,870         11,883

Clark County Airport, McCarran Int'l.
4.75%, 7/1/22 (MBIA Insured)                               2,970          3,004

Clark County IDRB, PCR
      Nevada Power, 5.30%, 10/1/11                         2,000          1,930

      Southwest Gas, 5.45%, 3/1/38 (Tender 3/1/13)         5,000          5,304

Clark County School Dist., GO,
7.00%, 6/1/11 (MBIA Insured)                               3,500          4,297

Nevada, GO, 7.25%, 11/1/10 (Escrowed to Maturity)          3,050          3,094

Truckee Meadows Water Auth., 5.50%, 7/1/19 (FSA Insured)   2,500          2,791

Total Nevada (Cost  $30,025)                                             32,303


NEW HAMPSHIRE  2.0%

New Hampshire Business Fin. Auth., PCR, Public Service
5.45%, 5/1/21 (MBIA Insured)                              14,500         15,802

New Hampshire HEFA
      Covenant Health, 6.00%, 7/1/22                       3,400          3,595

      Dartmouth-Hitchcock Obligation Group
      5.50%, 8/1/27 (FSA Insured)                          7,930          8,495

      Elliot Hosp., 5.60%, 10/1/22                         1,000          1,016

      Wentworth-Douglas Hosp., 5.375%, 1/1/15
      (MBIA Insured)                                       5,600          6,203

Total New Hampshire (Cost  $32,898)                                      35,111


NEW JERSEY  2.0%

Middlesex County, PCR, Amerada Hess, 6.05%, 9/15/34        2,000          2,067

Middlesex County Improvement Auth.
Student Housing Urban Renewal, 5.00%, 8/15/18              1,000          1,037

New Jersey Economic Dev. Auth.
      Harrogate, 5.875%, 12/1/26                           3,500          3,504

      Motor Vehicle Surcharge
           Zero Coupon, 7/1/20 (MBIA Insured)              2,500          1,189

           5.25%, 7/1/25 (MBIA Insured)                    4,000          4,374

           5.25%, 7/1/31 (MBIA Insured)                    5,000          5,234

    Winchester Gardens at Ward Homestead, 5.75%, 11/1/24   2,000          2,008

New Jersey HFFA, Pascak Valley Hosp. Assoc.
           6.50%, 7/1/23                                   3,000          2,844

           6.625%, 7/1/36                                  3,000          2,768

New Jersey Sports & Exhibition Auth., Monmouth
8.00%, 1/1/25 (Prerefunded 1/1/05!)                        4,500          4,688

New Jersey Transportation Trust Fund
5.75%, 6/15/25 (FGIC Insured)                              5,000          5,845

Total New Jersey (Cost  $34,947)                                         35,558


NEW MEXICO  0.4%

Farmington PCR, El Paso Electric, 6.375%, 6/1/32
(Tender 8/1/05)                                            2,500          2,569

Jicarilla Apache Nation, 5.50%, 9/1/23                     3,890          4,095

Total New Mexico (Cost  $6,516)                                           6,664


NEW YORK  17.5%

Dormitory Auth. of the State of New York
           5.25%, 5/15/19                                  3,325          3,713

           5.75%, 7/1/13                                  10,000         11,474

           5.75%, 7/1/18 (AMBAC Insured)                   5,000          5,928

           6.00%, 7/1/14                                  10,000         11,522

      State Univ. Ed. Fac., 5.75%, 5/15/19
      (Prerefunded 5/15/10!) (FGIC Insured)                4,945          5,739

      State Univ. of New York, 5.25%, 5/15/15
      (AMBAC Insured)                                      3,600          4,065

Metropolitan Transportation Auth.
           5.00%, 4/1/29 (Prerefunded 10/1/14!)
           (FSA Insured)                                   7,290          8,192

           5.125%, 11/15/31                                7,000          7,124

           5.25%, 11/15/31                                 2,945          3,026

           5.25%, 11/15/32                                10,000         10,287

      Commuter Fac., 5.75%, 7/1/21
      (Prerefunded 1/1/08!) (MBIA Insured)                12,750         14,352

New York City, GO
           5.00%, 8/1/06                                   3,000          3,170

           5.00%, 8/1/07                                   5,000          5,378

           5.25%, 8/1/13                                   5,000          5,543

           5.25%, 8/1/15                                   9,500         10,377

           5.25%, 5/15/22                                 10,000         10,552

           5.25%, 8/15/26                                  5,000          5,200

           5.50%, 6/1/21                                   7,500          8,150

           6.00%, 12/1/18 (Escrowed to Maturity)
           (FSA Insured)                                   5,000          5,052

           6.00%, 12/15/25 (Prerefunded 2/15/05!)          1,990          2,052

           6.00%, 10/15/26                                 1,670          1,810

           6.00%, 10/15/26 (Prerefunded 10/15/07!)           280            316

           6.00%, 5/15/30                                    520            571

           6.00%, 5/15/30 (Prerefunded 5/15/10!)           2,360          2,770

           6.25%, 8/1/09                                   4,850          5,266

           6.25%, 8/1/09 (Prerefunded 8/1/06!)               200            220

New York City Municipal Water Fin. Auth.
           5.00%, 6/15/32                                 10,000         10,091

      Water & Sewer
           5.50%, 6/15/33                                  9,000          9,553

           6.00%, 6/15/33 (Prerefunded 6/15/10!)           2,220          2,609

New York City Transitional Fin. Auth.
           5.75%, 11/15/20                                 4,990          5,620

           5.75%, 11/15/20 (Prerefunded 5/15/10!)            510            592

           6.00%, 8/15/17 (Prerefunded 8/15/09!)           4,000          4,659

      STEP, 5.25%, 2/1/29                                 16,640         18,270

New York State Environmental Fac. Corp., PCR
6.90%, 11/15/15                                              215            222

New York State Environmental Fac. Corp., PCR
6.90%, 11/15/15 (Prerefunded 11/15/04!)                    5,145          5,307

New York State Medical Care Fac., 6.50%, 8/15/29
(Prerefunded 2/15/05!) (AMBAC Insured)                     4,625          4,824

New York State Mortgage Agency, Single Family
5.70%, 4/1/16                                              4,090          4,364

New York State Thruway Auth., 5.50%, 3/15/20               3,000          3,340

New York State Urban Dev. Corp.
           5.00%, 1/1/27 (Tender 1/1/09)                   3,465          3,746

           5.50%, 7/1/26                                  10,000         10,650

      Corrections & Youth Fac.,
      5.25%, 1/1/21 (Tender 1/1/09)                       15,600         17,017

Tobacco Settlement Fin. Corp.
           5.00%, 6/1/06                                   3,715          3,896

           5.00%, 6/1/08                                   5,720          6,154

           5.25%, 6/1/20 (AMBAC Insured)                   6,000          6,471

           5.25%, 6/1/21 (AMBAC Insured)                   2,500          2,677

Triborough Bridge & Tunnel Auth.
           5.25%, 1/1/28 (Prerefunded 1/1/22!)            10,000         11,204

           5.50%, 1/1/17 (Escrowed to Maturity)           18,275         21,152

Total New York (Cost  $279,194)                                         304,267


NORTH CAROLINA  1.4%

Cumberland County, Civic Center, 6.40%, 12/1/24
(Prerefunded 12/1/04!) (AMBAC Insured)                     2,750          2,840

North Carolina, GO, VRDN (Currently 1.36%)                   960            960

North Carolina Eastern Municipal Power Agency
           5.30%, 1/1/15                                   1,000          1,069

           5.375%, 1/1/16                                  2,000          2,137

           6.70%, 1/1/19                                   3,965          4,451

           7.50%, 1/1/10                                   4,330          5,156

           7.50%, 1/1/10 (Escrowed to Maturity)            4,650          5,698

North Carolina Municipal Power Agency
Catawba Electric, 5.50%, 1/1/13                            2,250          2,494

Total North Carolina (Cost  $21,955)                                     24,805


NORTH DAKOTA  0.3%

Mercer County, PCR, Basin Electric Power Cooperative
6.05%, 1/1/19 (AMBAC Insured)                              4,500          4,653

Total North Dakota (Cost  $4,530)                                         4,653

OHIO  1.6%

Cuyahoga County Hosp., Cleveland Clinic Obligation Group
6.00%, 1/1/32                                              5,000          5,353

Montgomery County Hosp., Catholic Health Initiatives
6.00%, 12/1/19                                             6,500          7,245

Ohio Air Quality Dev. Auth., PCR, FirstEnergy
5.80%, 6/1/16 (Tender 12/1/04)                             5,950          5,997

Ohio State Univ., 5.25%, 6/1/17 (Tender 12/1/16)           5,000          5,500

Ohio Water Dev. Auth., PCR, FirstEnergy, 7.70%, 8/1/25     3,950          4,201

Total Ohio (Cost  $26,778)                                               28,296


OKLAHOMA  0.4%

Jackson County Memorial Hosp. Auth., 7.30%, 8/1/15         2,000          2,016

Tulsa County Home Fin. Auth., Single Family
6.90%, 8/1/10 (Escrowed to Maturity) (FGIC Insured)        4,250          5,128

Total Oklahoma (Cost  $6,051)                                             7,144


OREGON  0.3%

Oregon Housing & Community Services Dept.
Single Family, 6.00%, 7/1/20                               3,185          3,310

Umatilla County Hosp. Fac. Auth.
Catholic Health Initiatives, 5.50%, 3/1/22                 2,210          2,339

Total Oregon (Cost  $5,377)                                               5,649


PENNSYLVANIA  2.3%

Allegheny County Hosp. Dev. Auth.
West Penn Allegheny Health, 9.25%, 11/15/22                3,000          3,411

Beaver County IDA, PCR, FirstEnergy, 7.75%, 7/15/25        3,900          4,154

Chester County HEFA, Jefferson Health, 5.375%, 5/15/27     9,500          9,660

Cumberland County Municipal Auth.
Wesley Affiliated Services, 7.125%, 1/1/25                 3,000          3,036

Pennsylvania Intergov't. Cooperative Auth.,
6.75%, 6/15/21 (Prerefunded 6/15/05!) (FGIC Insured)       4,750          4,946

Pennsylvania Turnpike Commission
           5.25%, 12/1/32 (AMBAC Insured)                  7,500          7,890

           5.50%, 7/15/33 (AMBAC Insured)                  3,500          3,760

West Shore Area Auth., Holy Spirit Hosp., 6.20%, 1/1/26    3,250          3,349

Total Pennsylvania (Cost  $37,442)                                       40,206


PUERTO RICO  1.5%

Puerto Rico Housing Fin. Auth., 5.00%, 12/1/20             8,725          9,207

Puerto Rico Public Buildings Auth., GO
4.00%, 7/1/26 (Tender 7/1/07) (MBIA Insured)               2,750          2,890

Puerto Rico Public Fin. Corp.
           5.25%, 8/1/29 (Tender 2/1/12) (MBIA Insured)    7,000          7,781

           5.75%, 8/1/27 (Tender 2/1/12)                   5,000          5,637

Total Puerto Rico (Cost  $24,937)                                        25,515


SOUTH CAROLINA  2.7%

Connector 2000 Assoc.
           Zero Coupon, 1/1/09                             2,700          1,320

           Zero Coupon, 1/1/10                             3,400          1,920

           Zero Coupon, 1/1/11                             2,200            539

           Zero Coupon, 1/1/29                            20,500          2,123

Georgetown County PCR, Int'l. Paper, 5.70%, 4/1/14         4,000          4,403

Piedmont Municipal Power Agency,
6.50%, 1/1/14 (FGIC Insured)                               3,000          3,640

Piedmont Municipal Power Agency, 6.50%, 1/1/14
(Escrowed to Maturity) (FGIC Insured)                        500            614

South Carolina Public Service Auth.
           5.00%, 1/1/19 (FSA Insured)                     5,000          5,325

           5.875%, 1/1/23 (FGIC Insured)                   8,030          8,576

           6.25%, 1/1/22 (AMBAC Insured)                  17,750         19,068

Total South Carolina (Cost  $48,109)                                     47,528


SOUTH DAKOTA  0.6%

South Dakota HEFA, Sioux Valley Hosp.
           4.85%, 11/1/19 (Tender 5/1/06)                  5,000          5,217

           5.25%, 11/1/27                                  2,000          1,992

           5.50%, 11/1/31                                  3,000          3,065

Total South Dakota (Cost  $10,306)                                       10,274

TENNESSEE  1.1%

Chattanooga Health Ed. & Housing Fac. Board
           6.625%, 9/1/07 (MBIA Insured)
           (Escrowed to Maturity)                          2,950          3,339

           6.625%, 9/1/08 (MBIA Insured)
           (Escrowed to Maturity)                          3,150          3,651

Clarksville Public Building Auth., GO
VRDN (Currently 1.37%)                                       300            300

Metropolitan Nashville & Davidson Counties
Water & Sewer, STEP, 7.70%, 1/1/12 (FGIC Insured)          6,250          7,742

Shelby County Health Ed. & Housing Board, Bonheur
5.50%, 8/15/12 (Escrowed to Maturity) (MBIA Insured)       4,000          4,464

Total Tennessee (Cost  $17,200)                                          19,496


TEXAS  6.3%

Abilene Health Fac. Dev. Corp.,
Sears Methodist Retirement
7.00%, 11/15/33                                            3,500          3,739

Amarillo Health Fac. Dev. Corp.,
Sears Panhandle Retirement
7.75%, 8/15/26 (Prerefunded 8/15/06!)                      5,000          5,669

Austin, Water & Wastewater, 5.125%, 5/15/27
(FSA Insured) ++                                          10,955         11,226

Brazos River Auth., PCR,
Centerpoint Energy, 7.75%, 12/1/18                         4,000          4,361

Denison Hosp. Auth., Texoma Medical Center
7.00%, 8/15/14                                             4,245          4,334

Harris County Health Fac. Dev. Corp.
      Memorial Hermann Healthcare, 6.375%, 6/1/29          4,000          4,345

      St. Luke's Episcopal, 5.375%, 2/15/26                5,500          5,646

      Texas Childrens Hosp.
           VRDN (Currently 1.36%) (MBIA Insured)           1,685          1,685

           5.25%, 10/1/19                                  5,000          5,215

Harris County Hosp. Dist., 7.40%, 2/15/10
(Escrowed to Maturity) (AMBAC Insured)                       515            567

Houston, 6.40%, 6/1/27                                     4,250          4,628

Houston, GO, 5.50%, 3/1/18 (FSA Insured)                   2,750          3,059

Houston Airport
           5.50%, 7/1/18 (FSA Insured)                     2,265          2,531

           5.50%, 7/1/19 (FSA Insured)                     2,000          2,228

Houston Higher Ed. Fin. Corp., Rice Univ.,
5.375%, 11/15/29                                          11,450         12,044

Houston Independent School Dist., GO
5.00%, 7/15/20 (FSA Insured)                               3,000          3,151

Houston, Water & Sewer, 5.75%, 12/1/18
(Prerefunded 12/1/12!) (AMBAC Insured)                     3,000          3,512

Lower Colorado River Auth., 6.00%, 5/15/12 (FSA Insured)   6,095          6,960

Sabine River Auth., PCR
      TXU Energy
           5.50%, 5/1/22 (Tender 11/1/11)                  4,580          4,846

           5.80%, 7/1/22                                   1,500          1,531

           6.15%, 8/1/22                                   2,850          2,986

Texas A&M Univ.
           5.375%, 5/15/16                                 4,750          5,254

           5.375%, 5/15/18                                 2,570          2,834

Texas Dept. of Housing & Community Affairs, Asmara
6.40%, 1/1/27 (Prerefunded 1/1/07!)                        5,820          6,506

Total Texas (Cost  $100,568)                                            108,857


UTAH  0.1%

Murray City, IHC Health Services, VRDN (Currently 1.35%)   2,300          2,300

Total Utah (Cost  $2,300)                                                 2,300


VIRGINIA  3.2%

Chesapeake IDA, PCR, Virginia Electric & Power
5.25%, 2/1/08                                              3,000          3,122

Fairfax County, COP, 6.10%, 4/15/32                        5,000          5,676

Fairfax County Water Auth.
           6.00%, 4/1/22                                   3,835          4,227

           6.00%, 4/1/22 (Prerefunded 4/1/07!)             3,815          4,271

Fredericksburg IDA, Medicorp Health System
5.25%, 6/15/27                                             2,750          2,786

Greater Richmond Convention Center, 6.125%, 6/15/29        8,550          9,427

Henrico County Economic Dev. Auth., Bon Secours Health
5.75%, 11/15/30 (Prerefunded 11/15/04!)                   10,000         10,091

James City & County IDA, Williamsburg Landing
6.125%, 3/1/32                                             2,000          2,024

Loudoun County IDA, Falcons Landing, 6.00%, 8/1/24         2,500          2,558

Virginia College Building Auth., Washington & Lee Univ.
5.25%, 1/1/31 (MBIA Insured)                               5,000          5,493

Virginia Resources Auth.
      Goochland County Water & Sewer
           Zero Coupon, 11/1/18                            1,140            597

           Zero Coupon, 11/1/21                            1,590            694

Virginia Transportation Board, 5.25%, 5/15/20              4,620          5,012

Total Virginia (Cost  $53,026)                                           55,978


WASHINGTON  4.1%

Chelan County Public Utility Dist. #1, Rock Island Hydro
Zero Coupon, 6/1/18 (MBIA Insured)                        10,100          5,315

King County Public Hosp., Valley Medical Center
5.75%, 9/1/20 (AMBAC Insured)                             10,950         12,787

Port of Seattle, 5.50%, 2/1/26 (MBIA Insured)              6,000          6,408

Snohomish County Housing Auth., Millwood Estates
5.50%, 6/1/29                                              3,750          3,796

Tacoma Solid Waste Utility
           5.50%, 12/1/17 (AMBAC Insured)                 12,080         13,251

           5.50%, 12/1/17 (Prerefunded 12/1/07!)
           (AMBAC Insured)                                 2,420          2,696

Washington, GO
           5.70%, 10/1/15                                 14,000         16,175

           6.625%, 1/1/25                                  6,100          7,026

Washington Public Power Supply
5.25%, 7/1/16 (FSA Insured)                                3,000          3,240

Total Washington (Cost  $62,726)                                         70,694


WEST VIRGINIA  1.3%

Mason County PCR, Appalachian Power, 5.50%, 10/1/22        8,000          8,107

West Virginia Building Commission, GO,
Regional Jail Court Fees
5.375%, 7/1/18 (AMBAC Insured)                             2,915          3,307

West Virginia Hosp. Fin. Auth.
      Charleston Medical Center,
      5.75%, 9/1/13 (MBIA Insured)                         4,200          4,443

      Oak Hill Hosp.,
      6.75%, 9/1/22 (Prerefunded 9/1/10!)                  5,000          6,074

Total West Virginia (Cost  $20,091)                                      21,931


WISCONSIN  0.8%

Wisconsin HEFA
      Froedert & Community Health

           5.625%, 10/1/14                                 1,000          1,089

           5.625%, 10/1/15                                 1,100          1,191

           5.625%, 10/1/17                                 3,725          3,999

      Thedacare, 5.50%, 12/15/16 (MBIA Insured)            6,540          7,082

Total Wisconsin (Cost  $12,313)                                          13,361


WYOMING  0.3%

Wyoming CDA, 5.30%, 6/1/17                                 4,600          4,897

Total Wyoming (Cost  $4,600)                                              4,897


U. S. VIRGIN ISLANDS  0.1%

Virgin Islands PFA, GO, 4.00%, 10/1/05                     1,500          1,532

Total U. S. Virgin Islands (Cost  $1,531)                                 1,532


FUTURES CONTRACTS  0.0%

Variation margin receivable (payable)
on open futures contracts (2)                                              (109)

Total Futures Contracts                                                    (109)

Total Investments in Securities

99.4% of Net Assets (Cost  $1,612,134)                               $1,730,624
                                                                     ----------

--------------------------------------------------------------------------------

(2) Open Futures Contracts at August 31, 2004 were as follows:

($ 000s)
                                                         Contract   Unrealized
                                             Expiration     Value  Gain (Loss)
                                             ----------  --------  -----------
Short, 150 U.S. Treasury 30 Year contracts,
$300 par of 5.125%  Austin Texas bonds
pledged as initial margin                       12/04   $ (16,697)     $    9

Net payments (receipts) of variation
margin to date                                                           (118)

Variation margin receivable (payable)
on open futures contracts                                              $ (109)
                                                                       ------

   (1)   Denominated in U.S. dollars unless otherwise noted

     *   Defaulted with respect to interest

    ++ All or a portion of this security is pledged to cover margin requirements on futures contracts at August 31, 2004.

     !   Used in determining portfolio maturity

 AMBAC   AMBAC Assurance Corp.

   CDA   Community Development Administration

   COP   Certificates of Participation

   EFA   Educational Facility Authority

  FGIC   Financial Guaranty Insurance Company

   FSA   Financial Security Assurance Inc.

    GO   General Obligation

  HEFA   Health & Educational Facility Authority

   HFA   Health Facility Authority

   HFC   Housing Finance Corp.

  HFFA   Health Facility Financing Authority

 HHEFA   Health & Higher Educational Facility Authority

   IDA   Industrial Development Authority/Agency

   IDB   Industrial Development Bond

  IDRB   Industrial Development Revenue Bond

  MBIA   MBIA Insurance Corp.

   PCR   Pollution Control Revenue

   PFA   Public Finance Authority

   RAA   Radian Asset Assurance Inc.

  STEP Stepped coupon bond for which the coupon rate of interest will adjust on specified future date(s)

  TECP   Tax-Exempt Commercial Paper

  VRDN   Variable-Rate Demand Note

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Tax-Free Income Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)                         August 31, 2004

Statement of Assets and Liabilities
--------------------------------------------------------------------------------
(In thousands except shares and per share amounts)

Assets

Investments in securities, at value (cost $1,612,134)              $ 1,730,624

Other assets                                                            31,383

Total assets                                                         1,762,007

Liabilities

Total liabilities                                                       20,124

NET ASSETS                                                         $ 1,741,883
                                                                   -----------
Net Assets Consist of:

Undistributed net investment income (loss)                         $     2,606

Undistributed net realized gain (loss)                                  (2,991)

Net unrealized gain (loss)                                             118,608

Paid-in-capital applicable to 173,683,630 shares of
$1.00 par value capital stock outstanding;
500,000,000 shares authorized                                        1,623,660

NET ASSETS                                                         $ 1,741,883
                                                                   -----------
NET ASSET VALUE PER SHARE

Investor Class
($1,443,649,984/143,961,573 shares outstanding)                    $     10.03
                                                                   -----------
Advisor Class
($298,233,257/29,722,057 shares outstanding)                       $     10.03
                                                                   -----------

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Tax-Free Income Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)

Statement of Operations
--------------------------------------------------------------------------------
($ 000s)
                                                                     6 Months
                                                                        Ended
                                                                      8/31/04
Investment Income (Loss)

Interest income                                                    $   41,078

Expenses
  Investment management                                                 3,935

  Shareholder servicing
    Investor Class                                                        321

    Advisor Class                                                         108

  Rule 12b-1 fees -- Advisor Class                                        293

  Custody and accounting                                                  118

  Prospectus and shareholder reports
    Investor Class                                                         45

    Advisor Class                                                          15

  Registration                                                             33

  Legal and audit                                                          10

  Directors                                                                 3

  Miscellaneous                                                             6

  Total expenses                                                        4,887

  Expenses paid indirectly                                                 (5)

  Net expenses                                                          4,882

Net investment income (loss)                                           36,196

Realized and Unrealized Gain (Loss)

Net realized gain (loss)
  Securities                                                           (1,509)

  Futures                                                                (355)

  Written options                                                          51

  Net realized gain (loss)                                             (1,813)

Change in net unrealized gain (loss)
  Securities                                                          (26,166)

  Futures                                                                 170

  Change in net unrealized gain (loss)                                (25,996)

Net realized and unrealized gain (loss)                               (27,809)

INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS                                             $    8,387
                                                                   ----------

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Tax-Free Income Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)

Statement of Changes in Net Assets
--------------------------------------------------------------------------------
($ 000s)
                                                        6 Months          Year
                                                           Ended         Ended
                                                         8/31/04       2/29/04
Increase (Decrease) in Net Assets

Operations
  Net investment income (loss)                       $    36,196   $    69,544

  Net realized gain (loss)                                (1,813)        6,795

  Change in net unrealized gain (loss)                   (25,996)       18,853

  Increase (decrease) in net assets from operations        8,387        95,192

Distributions to shareholders
  Net investment income
    Investor Class                                       (31,359)      (66,063)

    Advisor Class                                         (4,668)       (2,986)

  Decrease in net assets from distributions              (36,027)      (69,049)

Capital share transactions *
  Shares sold
    Investor Class                                        52,982       181,840

    Advisor Class                                        165,728       170,913

  Distributions reinvested
    Investor Class                                        21,438        44,495

    Advisor Class                                          4,664         2,986

  Shares redeemed
    Investor Class                                      (112,248)     (241,651)

    Advisor Class                                        (36,622)      (11,868)

  Increase (decrease) in net assets from
  capital share transactions                              95,942       146,715

Net Assets

Increase (decrease) during period                         68,302       172,858

Beginning of period                                    1,673,581     1,500,723

End of period                                        $ 1,741,883   $ 1,673,581
                                                     -------------------------
(Including undistributed net investment income of $2,606 at 8/31/04 and $2,437 at 2/29/04)

T. Rowe Price Tax-Free Income Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)

Statement of Changes in Net Assets
--------------------------------------------------------------------------------
($ 000s)
                                                        6 Months          Year
                                                           Ended         Ended
                                                         8/31/04       2/29/04
*Share information
    Shares sold
      Investor Class                                       5,322        18,141

      Advisor Class                                       16,851        17,004

    Distributions reinvested
      Investor Class                                       2,162         4,437

      Advisor Class                                          470           298

    Shares redeemed
      Investor Class                                     (11,321)      (24,132)

      Advisor Class                                       (3,726)       (1,190)

    Increase (decrease) in shares outstanding              9,758        14,558

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Tax-Free Income Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)                         August 31, 2004

Notes to Financial Statements
--------------------------------------------------------------------------------

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Tax-Free Income Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks to provide a high level of income exempt from federal income taxes by investing primarily in long-term investment-grade municipal securities. The fund has two classes of shares: the Tax-Free Income Fund original share class, referred to in this report as the Investor Class, offered since October 26, 1976, and Tax-Free Income Fund--Advisor Class (Advisor Class), offered since September 30, 2002. Advisor Class shares are sold only through brokers and other financial intermediaries that are compensated by the class for distribution, shareholder servicing, and/or certain administrative services under a Board-approved Rule 12b-1 plan. Each class has exclusive voting rights on matters related solely to that class, separate voting rights on matters that relate to both classes, and, in all other respects, the same rights and obligations as the other class.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management.

Valuation
The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Debt securities are generally traded in the over-the-counter market. Securities are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.

Options on futures contracts are valued at the last sale price. Financial futures contracts are valued at closing settlement prices.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Class Accounting
The Advisor Class pays distribution, shareholder servicing, and/or certain administrative expenses in the form of Rule 12b-1 fees, in an amount not exceeding 0.25% of the class's average daily net assets. Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to both classes and investment income are allocated to the classes based upon the relative daily net assets of each class's settled shares; realized and unrealized gains and losses are allocated based upon the relative daily net assets of each class's outstanding shares.

Credits
The fund earns credits on temporarily uninvested cash balances at the custodian that reduce the fund's custody charges. Custody expense in the accompanying financial statements is presented before reduction for credits, which are reflected as expenses paid indirectly.

Investment Transactions, Investment Income, and Distributions
Income and expenses are recorded on the accrual basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Payments ("variation margin") made or received to settle the daily fluctuations in the value of futures contracts are recorded as unrealized gains or losses until the contracts are closed. Unsettled variation margin on futures contracts are included in investments in securities, and any unrealized gains and losses are included in the change in net unrealized gain or loss in the accompanying financial statements. Distributions to shareholders are recorded on the ex-dividend date. Income distributions are declared by each class on a daily basis and paid monthly. Capital gain distributions, if any, are declared and paid by the fund, typically on an annual basis.

Other
In the normal course of business, the fund enters into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is dependent on claims that may be made against the fund in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Futures Contracts
During the six months ended August 31, 2004, the fund was a party to futures contracts, which provide for the future sale by one party and purchase by another of a specified amount of a specific financial instrument at an agreed upon price, date, time, and place. Risks arise from possible illiquidity of the futures market and from movements in security values and/or interest rates.

Options
Call and put options on futures contracts give the holder the right to purchase or sell, respectively, a particular futures contract at a specified price on a certain date. Risks arise from possible illiquidity of the options market and from movements in underlying futures prices. Transactions in options written and related premiums received during the six months ended August 31, 2004, were as follows:

--------------------------------------------------------------------------------
                                                 Number of
                                                 Contracts         Premiums

Outstanding at beginning of period                     --     $         --

Written                                                75           56,000

Closed                                                (75)         (56,000)
                                                    ------         -------

Outstanding at end of period                           --     $         --


Other
Purchases and sales of portfolio securities, other than short-term securities, aggregated $368,026,000 and $271,341,000, respectively, for the six months ended August 31, 2004.

NOTE 3 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its income and gains. Federal income tax regulations differ from generally accepted accounting principles; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of August 31, 2004.

At August 31, 2004, the cost of investments for federal income tax purposes was $1,610,390,000. Net unrealized gain aggregated $120,352,000 at period-end, of which $127,924,000 related to appreciated investments and $7,572,000 related to depreciated investments.

NOTE 4- RELATED PARTY TRANSACTIONS

The fund is managed by T. Rowe Price Associates, Inc. (the manager or Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. The investment management agreement between the fund and the manager provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.15% of the fund's average daily net assets, and the fund's pro-rata share of a group fee. The group fee is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.295% for assets in excess of $120 billion. The fund's portion of the group fee is determined by the ratio of its average daily net assets to those of the group. At August 31, 2004, the effective annual group fee rate was 0.31%, and investment management fee payable totaled $684,000.

The Advisor Class is also subject to a contractual expense limitation through June 30, 2006. During the limitation period, the manager is required to waive its management fee and reimburse the class for any expenses, excluding interest, taxes, brokerage commissions, and extraordinary expenses, that would otherwise cause the class's ratio of total expenses to average net assets (expense ratio) to exceed its expense limitation of 0.90%. Through June 30, 2008, the class is required to repay the manager for expenses previously reimbursed and management fees waived to the extent its net assets have grown or expenses have declined sufficiently to allow repayment without causing the class's expense ratio to exceed its expense limitation. For the six months ended August 31, 2004, the Advisor Class operated below its expense limitation.

In addition, the fund has entered into service agreements with Price Associates and a wholly owned subsidiary of Price Associates (collectively, Price). Price Associates computes the daily share prices and maintains the financial records of the fund. T. Rowe Price Services, Inc., provides shareholder and administrative services in its capacity as the fund's transfer and dividend disbursing agent. For the six months ended August 31, 2004, expenses incurred pursuant to these service agreements were $57,000 for Price Associates and $219,000 for T. Rowe Price Services, Inc. At period-end, a total of $45,000 of these expenses was payable.

T. Rowe Price Tax-Free Income Fund
--------------------------------------------------------------------------------
Certified Semiannual Report

Information on Proxy Voting Policies, Procedures, and Records
--------------------------------------------------------------------------------

A description of the policies and procedures used by T. Rowe Price funds and portfolios to determine how to vote proxies relating to portfolio securities is available in each fund's Statement of Additional Information, which you may request by calling 1-800-225-5132 or by accessing the SEC's Web site, www.sec.gov. The description of our proxy voting policies and procedures is also available on our Web site, www.troweprice.com. To access it, click on the words "Company Info" at the top of our homepage for individual investors. Then, in the window that appears, click on the "Proxy Voting Policy" navigation button in the top left corner.

Each fund's most recent annual proxy voting record is available on our Web site and through the SEC's Web site. To access it through our Web site, follow the directions above, then click on the words "Proxy Voting Record" at the bottom of the Proxy Voting Policy page.

How to Obtain Quarterly Portfolio Holdings
--------------------------------------------------------------------------------

The fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available electronically on the SEC's Web site (www.sec.gov); hard copies may be reviewed and copied at the SEC's Public Reference Room, 450 Fifth St. N.W., Washington, DC 20549. For more information on the Public Reference Room, call 1-800-SEC-0330. The Form N-Q is also available on our Web site (www.troweprice.com).

Item 2.  Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant's annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant's most recent fiscal half-year.

Item 3.  Audit Committee Financial Expert.

Disclosure required in registrant's annual Form N-CSR.

Item 4.  Principal Accountant Fees and Services.

Disclosure required in registrant's annual Form N-CSR.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  Schedule of Investments.

Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 9.  Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 10.  Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11.  Exhibits.

(a)(1) The registrant's code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant's annual Form N-CSR.

     (2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

     (3) Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


T. Rowe Price Tax-Free Income Fund, Inc.


By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     October 15, 2004


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     October 15, 2004



By       /s/ Joseph A. Carrier
         Joseph A. Carrier
         Principal Financial Officer

Date     October 15, 2004